Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.00004	$ 0.00004
Ordinary shares, shares authorized	1,250,000,000	1,250,000,000
Ordinary shares, shares issued	25,000,000	2,525,000
Ordinary shares, shares outstanding	25,000,000	2,525,000